Other Assets (Schedule Of Non-Current Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Deferred financing costs	$ 11.1	$ 21.3
Deferred consideration		10.2
Other	13.4	13.9
Other assets	$ 24.5	$ 45.4